Meridian Enhanced Equity Fund
Schedule of Investments
March 31, 2022 (Unaudited)
	Shares	Value
Common Stocks - 124.7%
Communication Services - 10.1%
Diversified Telecommunication Services - 0.5%
Liberty Global Plc Class A (United Kingdom)[1]	100	$2,551
Verizon Communications, Inc.	5,657	288,167
		290,718
Entertainment - 2.7%
Madison Square Garden Entertainment Corp.[1,2]	6,379	531,435
Walt Disney Co. (The)[1]	7,764	1,064,910
		1,596,345
Interactive Media & Services - 0.6%
IAC/InterActiveCorp.[1]	3,525	353,487
Media - 6.3%
Boston Omaha Corp. Class A1	9,070	230,106
Liberty Broadband Corp. Class C1	7,553	1,022,072
Liberty Media Corp.-Liberty SiriusXM Class A1	11,000	502,810
Liberty Media Corp.-Liberty SiriusXM Class C1	799	36,538
Paramount Global Class B3	49,400	1,867,814
		3,659,340
Total Communication Services		5,899,890
Consumer Discretionary - 14.6%
Automobiles - 0.2%
Rivian Automotive, Inc. Class A1,3	2,709	136,100
Internet & Direct Marketing Retail - 1.6%
Amazon.com, Inc.[1,3]	283	922,566
Multiline Retail - 0.7%
Target Corp.	2,012	426,987
Specialty Retail - 6.5%
Advance Auto Parts, Inc.	1,640	339,415
Home Depot, Inc. (The)	1,148	343,631
Lowe's Cos., Inc.	2,433	491,928
Sally Beauty Holdings, Inc.[1,3]	170,000	2,657,100
		3,832,074
Textiles, Apparel & Luxury Goods - 5.6%
Hanesbrands, Inc.[3]	66,000	982,740
Levi Strauss & Co. Class A3	89,000	1,758,640
NIKE, Inc. Class B	3,783	509,040
		3,250,420
Total Consumer Discretionary		8,568,147
Consumer Staples - 20.2%
Food & Staples Retailing - 0.9%
Costco Wholesale Corp.	868	499,838
	Shares	Value
Food Products - 9.9%
Dole Plc[3]	184,200	$2,284,080
Lamb Weston Holdings, Inc.[3]	58,500	3,504,735
		5,788,815
Household Products - 4.7%
Spectrum Brands Holdings, Inc.[3]	30,900	2,741,448
Personal Products - 4.7%
Coty, Inc. Class A1,3	308,000	2,768,920
Total Consumer Staples		11,799,021
Financials - 9.2%
Banks - 6.9%
U.S. Bancorp	17,777	944,847
Wells Fargo & Co.[3]	63,200	3,062,672
		4,007,519
Capital Markets - 2.3%
Intercontinental Exchange, Inc.	5,878	776,602
S&P Global, Inc.	690	283,024
Tishman Speyer Innovation Corp. II Class A1	30,000	294,000
		1,353,626
Total Financials		5,361,145
Health Care - 1.8%
Health Care Equipment & Supplies - 1.3%
Alcon, Inc. (Switzerland)[3]	9,700	769,501
Pharmaceuticals - 0.5%
Johnson & Johnson	1,775	314,583
Total Health Care		1,084,084
Industrials - 18.9%
Aerospace & Defense - 8.2%
Boeing Co. (The)[1,3]	7,800	1,493,700
Maxar Technologies, Inc.[3]	78,400	3,093,664
Rocket Lab U.S.A., Inc.[1,2]	21,593	173,824
		4,761,188
Commercial Services & Supplies - 0.4%
ACV Auctions, Inc. Class A1	16,803	248,852
Construction & Engineering - 3.2%
WillScot Mobile Mini Holdings Corp.[1,3]	47,900	1,874,327
Industrial Conglomerates - 0.9%
General Electric Co.[3]	5,751	526,217
Professional Services - 6.2%
Alight, Inc. Class A1	33,940	337,703
CACI International, Inc. Class A1	1,143	344,340
CoStar Group, Inc.[1,3]	39,600	2,637,756

Meridian Funds	1	www.meridianfund.com

Meridian Enhanced Equity Fund
Schedule of Investments (continued)
March 31, 2022 (Unaudited)
	Shares	Value
Dun & Bradstreet Holdings, Inc.[1]	17,063	$298,944
		3,618,743
Total Industrials		11,029,327
Information Technology - 41.8%
Communications Equipment - 2.0%
Starry, Inc. Acquisition Date: 3/28/22, Cost $1,250,003[1,4]	166,667	1,170,169
IT Services - 5.8%
PayPal Holdings, Inc.[1,3]	16,067	1,858,148
SolarWinds Corp.	22,571	300,420
Visa, Inc. Class A3	5,462	1,211,308
		3,369,876
Semiconductors & Semiconductor Equipment - 14.3%
Allegro MicroSystems, Inc. (Japan)[1]	11,599	329,412
Ambarella, Inc.[1,3]	9,400	986,248
GLOBALFOUNDRIES, Inc.[1,2]	10,106	630,816
NVIDIA Corp.	2,064	563,183
ON Semiconductor Corp.[1,3]	64,400	4,032,084
QUALCOMM, Inc.[3]	11,700	1,787,994
		8,329,737
Software - 15.1%
Alkami Technology, Inc.[1]	17,923	256,478
KnowBe4, Inc. Class A1,3	82,800	1,906,056
Latch, Inc. Acquisition Date: 6/1/21, Cost $325,000[1,4]	32,500	138,775
Microsoft Corp.[3]	3,849	1,186,685
Monday.com Ltd.[1,3]	9,900	1,564,893
N-able, Inc.[1]	33,634	306,070
salesforce.com, Inc.[1,3]	2,184	463,707
Splunk, Inc.[1,3]	11,800	1,753,598
UiPath, Inc. Class A1,3	58,200	1,256,538
		8,832,800
Technology Hardware, Storage & Peripherals - 4.6%
Apple, Inc.[3]	6,155	1,074,725
Hewlett Packard Enterprise Co.[3]	98,000	1,637,580
		2,712,305
Total Information Technology		24,414,887
Materials - 3.3%
Chemicals - 3.3%
Huntsman Corp.[3]	23,000	862,730
Valvoline, Inc.[3]	33,200	1,047,792
Total Materials		1,910,522
Real Estate - 2.7%
Equity Real Estate Investment Trusts (REITS) - 2.7%
Alexandria Real Estate Equities, Inc.	1,970	396,462
American Tower Corp.[3]	2,378	597,401
	Shares	Value
Equinix, Inc.[3]	772	$572,531
Total Real Estate		1,566,394
Utilities - 2.1%
Independent Power & Renewable Electricity Producers - 2.1%
Vistra Corp.	53,699	1,248,502
Total Utilities		1,248,502
Total Common Stocks - 124.7% (Cost $67,725,842)		72,881,919
Warrants - 0.0%
Financials - 0.0%
Capital Markets - 0.0%
Executive Network Partnering Corp. Class A, Strike Price $11.50, Expires 9/25/28[1]	4,325	1,356
Tishman Speyer Innovation Corp. II Class A, Strike Price $11.50, Expires 12/31/27[1]	6,000	2,280
Total Financials		3,636
Total Warrants - 0.0% (Cost $8,660)		3,636
	Shares/ Principal Amount
Short-Term Investments - 1.2%[5]
Repurchase Agreements - 1.2%
Daiwa Capital Markets America, Inc., dated 3/31/22, due 4/1/22, 0.30% total to be received $205,922 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 0.00% - 6.50%, 4/5/22 - 4/1/52, totaling $210,038)	$205,920	205,920
National Bank Financial, Inc., dated 3/31/22, due 4/1/22, 0.34% total to be received $250,002 (collateralized by various U.S. Treasury Obligations, 0.00% - 3.00%, 4/1/22, totaling $255,001)	250,000	250,000

Meridian Funds	2	www.meridianfund.com

Meridian Enhanced Equity Fund
Schedule of Investments (continued)
March 31, 2022 (Unaudited)
	Shares/ Principal Amount	Value
RBC Dominion Securities, Inc., dated 3/31/22, due 4/1/22, 0.30% total to be received $250,002 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 0.00% - 5.50%, 4/26/22 - 3/20/52, totaling $255,000)	$250,000	$250,000
Total Repurchase Agreements (Cost $705,920)		705,920
Total Short-Term Investments - 1.2% (Cost $705,920)		705,920
Total Investments - 125.9% (Cost $68,440,422)		73,591,475
Liabilities in Excess of Other Assets - (25.9)%		(15,157,360)
Net Assets - 100.0%		$58,434,115
Value
Call Options Written - (28.2)%
Total Call Options Written - (28.2)% (Premium received $(16,259,114))	$(16,470,418)

Plc—Public Limited Company
[1]	Non-income producing securities.
[2]	All or portion of this security is on loan at March 31, 2022. Total value of such securities at period-end amounts to $1,175,075 and represents 2.01% of net assets.
[3]	Securities, or a portion thereof, were pledged as collateral for written options by the fund.
[4]	Restricted security; cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules and agreements. Acquisition date represents the date on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities at period-end amounts to $1,308,944 and represents 2.24% of net assets.
[5]	Collateral received from brokers for securities lending was invested in short-term investments.

Meridian Funds	3	www.meridianfund.com

Meridian Enhanced Equity Fund
Schedule of Investments (continued)
March 31, 2022 (Unaudited)
Exchange-Traded Options Written
Description	Strike Price	Expiration Date	Number of Contracts	Notional Amount	Premium Received	Value
Call
Amazon.com, Inc.	3,340.00	4/14/22	1	$325,995	$(4,129)	$(4,700)
American Tower Corp.	250.00	4/14/22	10	251,220	(2,192)	(4,800)
Apple, Inc.	185.00	4/14/22	18	314,298	(1,786)	(900)
Equinix, Inc.	750.00	4/14/22	3	222,486	(2,128)	(4,350)
Microsoft Corp.	315.00	4/14/22	12	369,972	(4,611)	(3,924)
Rivian Automotive, Inc. Class A	95.00	4/14/22	10	50,240	(3,642)	(100)
salesforce.com, Inc.	230.00	4/14/22	8	169,856	(2,594)	(480)
Spectrum Brands Holdings, Inc.	85.00	4/14/22	114	1,011,408	(156,604)	(62,700)
Valvoline, Inc.	30.00	4/14/22	332	1,047,792	(189,647)	(66,400)
Visa, Inc. Class A	240.00	4/14/22	20	443,540	(6,385)	(840)
Boeing Co. (The)	200.00	6/17/22	78	1,493,700	(352,660)	(78,000)
Spectrum Brands Holdings, Inc.	85.00	7/15/22	195	1,730,040	(336,431)	(169,650)
WillScot Mobile Mini Holdings Corp.	30.00	7/15/22	382	1,494,766	(223,285)	(385,820)
Alcon, Inc. (Switzerland)	70.00	8/19/22	97	769,501	(100,742)	(140,650)
PayPal Holdings, Inc.	85.00	9/16/22	144	1,665,360	(626,263)	(529,200)
CoStar Group, Inc.	45.00	10/21/22	198	1,318,878	(325,256)	(467,280)
CoStar Group, Inc.	50.00	10/21/22	198	1,318,878	(224,303)	(376,200)
Dole Plc	12.50	12/16/22	411	509,640	(114,418)	(67,815)
Dole Plc	10.00	12/16/22	1,431	1,774,440	(588,605)	(457,920)
KnowBe4, Inc. Class A	17.50	12/16/22	828	1,906,056	(684,693)	(728,640)
Monday.com Ltd.	90.00	12/16/22	99	1,564,893	(609,402)	(803,880)
Ambarella, Inc.	130.00	1/20/23	94	986,248	(682,814)	(139,120)
Coty, Inc. Class A	7.00	1/20/23	3,080	2,768,920	(1,383,614)	(862,400)
General Electric Co.	7.00	1/20/23	415	3,797,250	(221,017)	(197,125)
Hanesbrands, Inc.	13.00	1/20/23	660	982,740	(310,038)	(194,700)
Huntsman Corp.	27.00	1/20/23	230	862,730	(170,964)	(278,300)
ON Semiconductor Corp.	32.00	1/20/23	644	4,032,084	(937,437)	(2,093,000)
Paramount Global Class B	37.00	1/20/23	494	1,867,814	(848,467)	(308,750)
QUALCOMM, Inc.	160.00	1/20/23	117	1,787,994	(500,609)	(211,770)
Wells Fargo & Co.	42.50	1/20/23	246	1,192,116	(223,606)	(232,470)
Wells Fargo & Co.	27.50	1/20/23	386	1,870,556	(328,404)	(837,620)
Hewlett Packard Enterprise Co.	15.00	1/19/24	980	1,637,580	(381,441)	(372,400)
Lamb Weston Holdings, Inc.	45.00	1/19/24	585	3,504,735	(994,441)	(1,269,450)
Levi Strauss & Co. Class A	20.00	1/19/24	890	1,758,640	(612,832)	(409,400)
Maxar Technologies, Inc.	17.50	1/19/24	784	3,093,664	(974,505)	(2,085,440)
Sally Beauty Holdings, Inc.	12.50	1/19/24	1,700	2,657,100	(1,342,714)	(1,360,000)
Splunk, Inc.	90.00	1/19/24	118	1,753,598	(440,686)	(867,300)
UiPath, Inc. Class A	25.00	1/19/24	582	1,256,538	(1,345,749)	(396,924)
				Total	$(16,259,114)	$(16,470,418)

Meridian Funds	4	www.meridianfund.com